Unaudited Quarterly Data (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Unaudited Quarterly Data [Abstract]
Revenue	$ 16,159	100,670	$ 14,123	88,761	$ 14,548	92,424	$ 14,452	91,011	$ 59,849	372,866	537,645	501,458
Gross profit	(454)	(2,828)	138	866	296	1,881	(480)	(3,026)	(499)	(3,107)	85,472	130,553
Net income (loss)	$ (2,009)	(12,527)	$ (2,364)	(14,856)	$ (1,875)	(11,916)	$ (2,403)	(15,128)	$ (8,736)	(54,427)	21,081	40,783
Basic and diluted earnings per share	$ (0.15)	(0.96)	$ (0.18)	(1.14)	$ (0.14)	(0.91)	$ (0.18)	(1.16)	$ (0.67)	(4.17)	1.61	3.12